Property, plant and equipment and intangible assets (Details) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Property, plant and equipment and intangible assets [abstract]
Property plant and equipment beginning	$ 65,262
Additions through business combinations	191
Additions	6,194
Transfers	99
Disposals, and reclassifications property, plant and equipment	(44)
Expensed exploration expenditures and impairment losses	0
Depreciation, property, plant and equipment	(4,411)
Effect of changes in foreign exchange	701
Property plant and equipment ending	71,984
Intangible Assets [Abstract]
Intangibles beginning	9,672
Additions through business combinations	530
Additions	1,168
Transfers	(99)
Disposals and reclassifications	(297)
Expensed exploration expenditures and impairment losses	(23)
Amortisation and net impairment losses	(10)
Effect of changes in foreign exchange	34
Intangibles ending	10,976
IFRS 16 [member]
Property, plant and equipment and intangible assets [abstract]
Property plant and equipment beginning	69,254
Intangible Assets [Abstract]
Intangibles beginning	9,672
IFRS 16 [member] | Impact of implementation of new IFRS standard [member]
Property, plant and equipment and intangible assets [abstract]
Property plant and equipment beginning	3,992
Intangible Assets [Abstract]
Intangibles beginning	$ 0